CASH FLOW INFORMATION - Changes in liabilities arising from financing activities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Changes in liabilities arising from financing activities
Balance at the beginning	$ 248,517,007	$ 170,940,498
Proceeds	135,818,247	79,817,888
Payments	(112,614,437)	(16,744,956)
Financing for assets acquisitions	(1,863,254)
Conversion of Convertible Notes		(9,109,516)
Interest payment	(24,724,436)	(18,046,961)	$ (13,009,834)
Exchange differences, currency translation differences and other financial results	18,120,636	41,660,054
Balance at the end	266,980,271	248,517,007	170,940,498
Borrowings
Changes in liabilities arising from financing activities
Balance at the beginning	168,310,605	145,478,637
Proceeds	135,818,247	24,817,888
Payments	(109,702,266)	(13,596,339)
Financing for assets acquisitions	(743,279)
Interest payment	(20,552,108)	(12,873,219)
Exchange differences, currency translation differences and other financial results	4,234,323	24,483,638
Balance at the end	178,852,080	168,310,605	145,478,637
Consideration for acquisition
Changes in liabilities arising from financing activities
Balance at the beginning	4,993,256	12,902,790
Payments	(2,912,171)	(3,148,617)
Financing for assets acquisitions	(1,119,975)
Exchange differences, currency translation differences and other financial results	4,117,445	(4,760,917)
Balance at the end	7,318,505	4,993,256	12,902,790
Convertible notes
Changes in liabilities arising from financing activities
Balance at the beginning	75,213,146	12,559,071
Proceeds		55,000,000
Conversion of Convertible Notes		(9,109,516)
Interest payment	(4,172,328)	(5,173,742)
Exchange differences, currency translation differences and other financial results	9,768,868	21,937,333
Balance at the end	$ 80,809,686	$ 75,213,146	$ 12,559,071